CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents
- Cash on hand	$ 11	¥ 70	¥ 74
- Cash at bank	7,589	50,845	58,285
Cash and cash equivalents	$ 7,600	¥ 50,915	¥ 58,359